UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21227
Investment Company Act File Number
Eaton Vance Pennsylvania Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Pennsylvania Municipal Bond Fund	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 160.8%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 11.6%
$300	Lancaster County Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	$281,295
1,455	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,456,891
250	Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	248,688
675	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	677,572
750	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	780,772
755	Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital), 4.50%, 7/1/37	734,290
250	South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	243,678

		$4,423,186

Insured-Electric Utilities — 6.2%
$1,610	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (NPFG), 4.75%, 2/15/27	$1,609,919
750	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	760,478

		$2,370,397

Insured-Escrowed/Prerefunded — 0.7%
$270	Southcentral General Authority, (Wellspan Health), (NPFG), Escrowed to Maturity, 5.25%, 5/15/31	$283,773

		$283,773

Insured-General Obligations — 32.1%
$1,650	Armstrong County, (NPFG), 5.40%, 6/1/31	$1,680,739
1,250	Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,340,088
660	Centennial School District, (AGM), 5.25%, 12/15/37	696,868
1,350	Central Greene School District, (AGM), 5.00%, 2/15/35	1,390,459
1,000	Erie School District, (AMBAC), 0.00%, 9/1/30	360,000
500	Harrisburg School District, (AGC), 5.00%, 11/15/33	519,215
2,555	McKeesport School District, (NPFG), 0.00%, 10/1/21	1,601,397
1,500	Norwin School District, (AGM), 3.25%, 4/1/27	1,308,345
1,500	Reading School District, (AGM), 5.00%, 3/1/35	1,547,595
1,000	Scranton School District, (AGM), 5.00%, 7/15/38	1,025,230
2,550	Shaler Area School District, (XLCA), 0.00%, 9/1/33	739,959

		$12,209,895

Insured-Hospital — 8.8%
$250	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$289,493
500	Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	521,065
1,620	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35(1)	1,629,339
1,000	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	925,200

		$3,365,097

Insured-Industrial Development Revenue — 3.2%
$150	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39	$156,538
1,000	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39(1)	1,043,590

		$1,200,128

Insured-Lease Revenue/Certificates of Participation — 4.7%
$500	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$519,670
1,215	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,250,964

		$1,770,634

Insured-Private Education — 12.1%
$1,000	Chester County Industrial Development Authority, Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,003,580
1,675	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,717,260

Principal
Amount
(000’s omitted)	Security	Value
$1,405	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	$1,351,020
500	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	514,035

		$4,585,895

Insured-Public Education — 11.4%
$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$523,385
1,200	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,151,736
1,000	Pennsylvania Higher Educational Facilities Authority, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	834,710
500	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	531,990
375	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	395,160
875	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	910,866

		$4,347,847

Insured-Sewer Revenue — 17.3%
$300	Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$311,169
1,500	Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22(2)	1,607,250
1,000	Ambridge Borough Municipal Authority, Sewer Revenue, (AGM), 4.60%, 10/15/41	943,620
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	733,171
1,430	Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	586,886
2,155	Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	884,434
1,500	University Area Joint Authority, (NPFG), 5.00%, 11/1/26	1,503,360

		$6,569,890

Insured-Special Tax Revenue — 13.4%
$3,225	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/29	$3,063,814
22,015	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,255,736
1,770	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	200,930
3,510	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	370,656
2,220	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	217,982

		$5,109,118

Insured-Transportation — 20.7%
$2,000	Allegheny County Port Authority, (FGIC), (NPFG), 5.00%, 3/1/25	$2,028,960
1,000	Allegheny County Port Authority, (FGIC), (NPFG), 5.00%, 3/1/29	1,009,980
2,075	Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,334,977
295	Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	311,532
2,100	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	2,172,219

		$7,857,668

Insured-Utilities — 2.3%
$890	Philadelphia Gas Works Revenue, (AMBAC), 5.00%, 10/1/37	$864,145

		$864,145

Insured-Water and Sewer — 0.4%
$150	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	$152,357

		$152,357

Private Education — 11.6%
$925	Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	$952,833
2,900	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	2,923,867
500	Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	520,625

		$4,397,325

Public Education — 1.4%
$500	Pennsylvania State University, 5.00%, 3/1/40	$528,435

		$528,435

Senior Living/Life Care — 0.5%
$200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$196,566

		$196,566

Principal
Amount
(000’s omitted)	Security	Value
Special Tax Revenue — 0.3%
$110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$122,986

		$122,986

Water and Sewer — 2.1%
$765	Philadelphia Water and Wastewater Revenue, 5.25%, 1/1/32	$801,315

		$801,315

Total Tax-Exempt Investments — 160.8% (identified cost $62,478,926)		$61,156,657

Short-Term Investments — 2.6%

Principal
Amount
(000’s omitted)	Description	Value
$1,001	State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/10	$1,000,750

Total Short-Term Investments — 2.6% (identified cost $1,000,750)		$1,000,750

Total Investments — 163.4% (identified cost $63,479,676)		$62,157,407

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.1)%		$(21,726,631)

Other Assets, Less Liabilities — (6.3)%		$(2,399,381)

Net Assets Applicable to Common Shares — 100.0%		$38,031,395

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2010, 81.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 26.1% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged as collateral for open swap contracts. The aggregate value of such collateral is $428,600.

A summary of financial instruments outstanding at June 30, 2010 is as follows:

Interest Rate Swaps

		Annual		Effective Date/
	Notional	Fixed Rate	Floating Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
Barclays Bank PLC	$3,000,000	4.544%	3-month USD- LIBOR-BBA	July 20, 2010 / July 20, 2040	$(462,956)
JPMorgan Chase Co.	725,000	4.046	3-month USD- LIBOR-BBA	September 17, 2010 / September 17, 2040	(41,041)

					$(503,997)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts.

At June 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $503,997.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,689,024

Gross unrealized appreciation	$1,131,467
Gross unrealized depreciation	(2,513,084)

Net unrealized depreciation	$(1,381,617)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$61,156,657	$—	$61,156,657
Short-Term Investments	—	1,000,750	—	1,000,750

Total Investments	$—	$62,157,407	$—	$62,157,407

Liability Description

Interest Rate Swaps	$—	$(503,997)	$—	$(503,997)

Total	$—	$(503,997)	$—	$(503,997)

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Pennsylvania Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 25, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 25, 2010